Taxes - Schedule of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Employee benefits	$ 5,403	$ 6,174
Tax loss and credit carry forwards	3,576	4,176
Other - assets	1,650	1,938
Deferred tax assets, gross	10,629	12,288
Valuation allowances	(2,741)	(3,293)
Deferred tax assets	7,888	8,995
Deferred Tax Liabilities
Spectrum and other intangible amortization	21,976	21,148
Depreciation	15,662	14,767
Other - liabilities	3,976	4,281
Deferred tax liabilities	41,614	40,196
Net deferred tax liability	$ 33,726	$ 31,201